Investments Securities (Details 2) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Amounts maturing:
One year or less, Amortized Cost	$ 21,515	$ 33,516	$ 28,522
After one through five years, Amortized Cost	8,507	7,508	51
After five through ten years, Amortized Cost	72	81	106
After ten years, Amortized Cost	500	0	0
Amortized Cost	30,594	41,105	28,679
One year or less, Estimated Fair value	21,513	33,506	28,521
After one through five years, Estimated Fair value	8,522	7,487	54
After five through ten years, Estimated Fair value	76	86	113
After ten years, Estimated Fair value	500	0	0
Estimated Fair Value	$ 30,611	$ 41,079	$ 28,688